UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2000

Check here if Amendment [ ]; Amendment Number:
The Amendment (check only one): [ ] is a restatement.
                                [ ] adds new holdings entries.

Institutional Investment manager Filing this Report:

Name:      Gabriel Capital Corp.

Address:   450 Park Avenue
           New York, NY  10022

13F File Number:   28-4341

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this report on behalf of Reporting Manager:


Name:     J. Ezra Merkin
Title:    President
Phone:    212-838-7200

Signature, place and date of signing:



   /s/ J. Ezra Merkin        New York, New York        May 15, 2000

Report Type (check only one):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Gabriel Capital Corp.
28-4341

Report Summary:

   Number of Other Included managers:                 1
   Form 13F Information Table Entry Total:           51
   Form 13F Information Table Value Total:     $242,634  (thousands)

List of Other Included Managers:

   No.  13F File No.   Name

   01   28-6882        STEPHEN FEINBERG

                          FORM 13F INFORMATION TABLE

Gabriel Capital Corp.
28-4341

           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COL 6    COLUMN 7            COLUMN 8
------------------------------ ---------------- --------- -------- ----------------- ------- ------------ --------------------------
                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC                      COM              008117103     2775    50000 SH       SOLE                    50000
AMERICAN PAC CORP              COM              028740108     1593   225597 SH       SOLE                   225597
ANACOMP INC DEL                COM              032371106     1373    88600 SH       DEFINED 01                       88600
ATLANTIC RICHFIELD CO          COM              048825103    22389   263400 SH       SOLE                   263400
BANK SANTA CLARA CALIF         COM              064781107     4127   134200 SH       SOLE                   134200
BANKNORTH GROUP INC DEL        COM              06646L100     4228   157700 SH       SOLE                   157700
CADILLAC FAIRVIEW CORP         COM              126929207      664    28889 SH       DEFINED 01                       28889
CALIFORNIA COASTAL CMNTYS INC  COM              129915104      553   100571 SH       DEFINED 01                      100571
COAST BANCORP INC              COM              190297101     1473    58900 SH       SOLE                    58900
COAST FEDERAL LITIGATION TR    RT               19034Q110     1377  1001800 SH       SOLE                  1001800
COMSAT CORP                    COM SER 1        20564D107     1605    77800 SH       SOLE                    77800
DELTA & PINE LD CO             COM              247357106     5615   284300 SH       SOLE                   284300
DUFF AND PHELPS CR RATING CO   COM              26432F109      498     5000 SH       SOLE                     5000
FINOVA GROUP                   COM              317928109      336    20000 SH       SOLE                    20000
FIRST COMMERCE BANCSHARES INC  CL A             319777108     1177    34000 SH       SOLE                    34000
FIRST COMMERCE BANCSHARES INC  CL B             319777207     2591    74700 SH       SOLE                    74700
FIRST SEC CORP DEL             COM              336294103     1920   160000 SH       SOLE                   160000
FOCUS ENHANCEMENTS INC         COM              344159108      125    40000 SH       SOLE                    40000
FRIEDMAN BILLINGS RAMSEY GROUP CL A             358433100      272    25000 SH       SOLE                    25000
FRIENDLY ICE CREAM CORP NEW    COM              358497105       86    21827 SH       DEFINED 01                       21827
GTE CORP                       COM              362320103    36977   520800 SH       SOLE                   520800
GOLDEN ST BANCORP INC          WT EXP 000000    381197136     6447  4798000 SH       SOLE                  4798000
GRAND UN CO                    COM              386532402      115    40000 SH       DEFINED 01                       40000
HANNAFORD BROS CO              COM              410550107    14654   198700 SH       SOLE                   198700
HARTFORD LIFE INC              CL A             416592103     3563    76000 SH       SOLE                    76000
HERITAGE BANCORP INC DEL NEW   COM              426926101     1288    77500 SH       SOLE                    77500
IMPERIAL CREDIT COMM MRTG INVS COM              45272T102      521    45000 SH       SOLE                    45000
INDEPENDENT BANKSHARES INC     COM NEW          453841207     1922   106800 SH       SOLE                   106800
INTELLICORP INC                COM              458153103      200    50000 SH       SOLE                    50000
INTERVU INC                    COM              46114R106    15784   155500 SH       SOLE                   155500
JOSTENS INC                    COM              481088102     8219   337200 SH       SOLE                   337200
MARKEL CORP                    COM              570535104      755     5192 SH       SOLE                     5192
MECH FINL INC                  COM              583492103     3042    90800 SH       SOLE                    90800
MILTON FEDERAL FINL CORP       COM              601795107      772    48600 SH       SOLE                    48600
MOLEX INC                      CL A             608554200     7164   161449 SH       SOLE                   161449
NATL BANCORP ALASKA            COM              632587101     4577   121200 SH       SOLE                   121200
NOEL GROUP INC                 COM              655260107     1086  1974736 SH       SOLE                  1974736
PAIRGAIN TECHNOLOGIES INC      COM              695934109     3160   169100 SH       SOLE                   169100
PEEKSKILL FINL CORP            COM              705385102     1157    55000 SH       SOLE                    55000
QUALITY DINING INC             COM              74756P105      141    64400 SH       SOLE                    64400
QWEST COMMUNICATIONS INTL INC  COM              749121109     6806   141800 SH       SOLE                   141800
SGV BANCORP INC                COM              78422T102     1548    66600 SH       SOLE                    66600
SEAGATE TECHNOLOGY             COM              811804103     3075    50000 SH       SOLE                    50000
SOUTH JERSEY FINL CORP INC     COM              838493104     2507   132400 SH       SOLE                   132400
TELE SUDESTE CELULAR PART S A  SPONS ADR PFD    879252104     7036   140900 SH       SOLE                   140900
TELEFONICA DE ARGENTINA S A    COM              879378206    14738   375500 SH       SOLE                   375500
U S FOODSERVICE                COM              90331R101    17420   676500 SH       SOLE                   676500
VASTAR RES INC                 COM              922380100     9311   125300 SH       SOLE                   125300
WARNER LAMBERT CO              COM              934488107    11889   121700 SH       SOLE                   121700
ZIONS BANCORPORATION           COM              989701107     1478    35500 SH       SOLE                    35500
CRONOS GROUP N V               ORD              L20708100      505    80000 SH       DEFINED 01                       80000